Cover	Jan. 31, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 31, 2020 is to add Inline eXtensible Business Reporting Language (“XBRL”) tagging to the cover page and to furnish Exhibit 104 relating to the same. No other changes have been made.
Document Period End Date	Jan. 31, 2020
Entity File Number	001-09553
Entity Registrant Name	VIACOMCBS INC.
Entity Central Index Key	0000813828
Entity Tax Identification Number	04-2949533
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	VIACA
Security Exchange Name	NASDAQ
Class B Common Stock, $0.001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	VIAC
Security Exchange Name	NASDAQ